BORROWINGS - Schedule of Movements of Borrowings (Details) - Long-term borrowings $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 320,918,859
New borrowings	330,130,588
Accrued interest and other financial expenses	57,708,542
Effects of foreign exchange rate variation	39,959,370
Gain on net monetary position	(201,750,443)
Interest payments	(61,590,691)
Principal payments	(314,475,020)
Ending balance	$ 170,901,205